Number of Employees - Additional Information (Detail) - Employees	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number of employees [line items]
Number of employees employed	15,582	15,658	15,478
Aegon Ltd. [member]
Disclosure of number of employees [line items]
Number of employees employed	0	0